UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	04/18/2013
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: 108221 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1265 8235.000 SH       SOLE                 8135.000           100.000
APPLE INC                      COM              037833100     2383 5382.000 SH       SOLE                 5082.000           250.000
AT&T Inc.                      COM              00206R102      962 26200.000SH       SOLE                26100.000           100.000
BANK OF AMERICA CORP           COM              060505104     1694 139070.000SH      SOLE               139070.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     1876   12.000 SH       SOLE                   12.000
BOSTON BEER COMPANY INC-A      COM              100557107     1967 12320.000SH       SOLE                12320.000
CATERPILLAR INC DEL COM        COM              149123101      912 10475.000SH       SOLE                10275.000
CHESAPEAKE ENERGY CORP         COM              165167107      715 35000.000SH       SOLE                35000.000
CITIGROUP                      COM              172967101      907 20500.000SH       SOLE                20500.000
COMERICA INC COM               COM              200340107      912 25350.000SH       SOLE                25350.000
CONOCOPHILLIPS                 COM              20825C104      934 15540.000SH       SOLE                15500.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     1411 30000.000SH       SOLE                30000.000
DOMINOS PIZZA INC              COM              25754A201     4116 80000.000SH       SOLE                80000.000
ENERGEN CORP                   COM              29265N108     1301 25000.000SH       SOLE                25000.000
ENSCO PLC                      COM              G3157S109     1050 17500.000SH       SOLE                17500.000
EXXON MOBIL CORP COM           COM              30231G102      812 9002.000 SH       SOLE                  702.000          8300.000
FANNIE MAE                     COM              313586109       83 121110.000SH      SOLE               121110.000
FEDERAL HOME LN MTG CP COM     COM              313400301       78 114025.000SH      SOLE               114025.000
FIFTH THIRD BANCORP            COM              316773100      831 50907.000SH       SOLE                50907.000
FLAGSTAR BANCORP INC           COM              337930101      175 12520.000SH       SOLE                12520.000
FORD MOTOR COMPANY             COM              345370860      711 54000.000SH       SOLE                54000.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1469 44375.000SH       SOLE                43875.000
GAMESTOP CORP CLASS A          COM              36467W109     1586 56700.000SH       SOLE                55750.000           200.000
GENERAL ELEC CO COM            COM              369604103     1425 61630.699SH       SOLE                60180.699           850.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1693 11500.000SH       SOLE                11500.000
GOOGLE                         COM              38259P508     1220 1535.000 SH       SOLE                 1535.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100      816 5000.000 SH       SOLE                 5000.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      694 3250.000 SH       SOLE                 3250.000
LEAR CORPORATION               COM              521865105     1098 20000.000SH       SOLE                20000.000
MAGNA INTERNATIONAL INC        COM              559222401     1028 17500.000SH       SOLE                17500.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      590 83600.000SH       SOLE                83600.000
MEDTRONIC INC COM              COM              585055106     1909 40650.000SH       SOLE                40500.000           150.000
MERCK & CO INC COM             COM              58933Y105     1195 27022.000SH       SOLE                26787.000           235.000
MGM RESORTS INTERNATIONAL      COM              552953101     1780 135300.000SH      SOLE               133950.000          1350.000
MICROSOFT CORP COM             COM              594918104     1088 38025.000SH       SOLE                37775.000           250.000
MOSAIC COMPANY                 COM              61945C103     1044 17500.000SH       SOLE                17500.000
NOBLE CORP                     COM              H5833N103     1145 30000.000SH       SOLE                30000.000
PARKER HANNIFIN CORP           COM              701094104      916 10000.000SH       SOLE                10000.000
QUALCOMM INC                   COM              747525103      837 12500.000SH       SOLE                12500.000
RESEARCH IN MOTION             COM              760975102     1085 75100.000SH       SOLE                75100.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1119 25150.000SH       SOLE                25000.000           150.000
SAINT JUDE MEDICAL INC         COM              790849103      749 18500.000SH       SOLE                18500.000
WMS INDUSTRIES INC             COM              929297109     1158 45900.000SH       SOLE                45900.000
ZIMMER HOLDINGS INC            COM              98956P102     1133 15050.000SH       SOLE                15050.000
ENERGY SELECT SPDR                              81369Y506      238     3000 SH       SOLE                     3000
INDUSTRIAL SELECT SPDR                          81369Y704     1670    40000 SH       SOLE                                      40000
MATERIALS SELECT SPDR                           81369Y100     1696    43275 SH       SOLE                     3275             40000
PWERSHARES DYNAMIC ENERGY                       73935X385      620    12500 SH       SOLE                                      12500
RUSSELL 1000 INDEX                              464287622     9699   111204 SH       SOLE                    10429            100775
RUSSELL 1000 VALUE INDEX FUND                   464287598     2853    35140 SH       SOLE                    34360               780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2661    28175 SH       SOLE                     7645             20530
RUSSELL 2000 VALUE INDEX FUND                   464287630      205     2440 SH       SOLE                     2440
RUSSELL MIDCAP INDEX FUND                       464287499     4749    37304 SH       SOLE                    26549             10755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     1817    31860 SH       SOLE                    10360             20750
S&P MIDCAP 400                                  464287507      412     3575 SH       SOLE                     3575
S&P MIDCAP 400/BARRA VALUE                      464287705      539     5333 SH       SOLE                     5333
SPDR DOWN JONES INDL AVG                        78467X109    13403    92225 SH       SOLE                     2225             90000
SPDR OIL & GAS EQUIP & SERV                     78464A748     1197    30000 SH       SOLE                                      30000
SPDR S&P OIL & GAS EXP &PR                      78464A730     1513    25000 SH       SOLE                                      25000
DFA U.S. LARGE CAP VALUE FUND                   233203827    10514 405757.350SH      SOLE                31326.721        371949.041
DFA U.S. SMALL CAP VALUE FUND                   233203819     2596 87060.311SH       SOLE                26297.904         59699.968
AIG FRACTIONAL WTS/PROD 19/01/ WT               ACG874152        0    65000 SH       SOLE                                      65000